Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Taxes (Details)
Federal statutory rates	$ (392,070)	$ (8,899)
Permanent difference	72,981
Valuation allowance against net deferred tax assets	319,089	8,899
Effective rate